Mortgage Servicing Rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Mortgage Servicing Rights

The following summarizes the activity of MSRs (in thousands):

	Three months ended September 30, 2020	Three months ended September 30, 2019	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Balance, beginning of period	$924,260	$289,221	$731,353	$368,117
Additions	567,963	307,596	1,335,654	797,425
Amortization	(72,152)	(20,969)	(172,440)	(46,709)
Loans paid in full	(81,295)	(3,276)	(153,126)	(17,512)
Sales	(12,023)	(50,201)	(298,007)	(538,587)
Recovery (impairment)	84,519	(21,827)	(32,162)	(62,190)

Balance, end of period	$1,411,272	$500,544	$1,411,272	$500,544

The following summarizes the activity of MSRs for the years ended December 31 (in thousands):

	2019	2018
Balance, beginning of year	$368,117	$207,521
Additions	1,126,965	349,413
Amortization	(80,280)	(45,231)
Loans paid in full	(36,937)	(12,175)
Sales	(625,953)	(131,411)
Impairment adjustment	(20,559)	—

Balance, end of year	$731,353	$368,117

The following summarizes the activity of MSRs for the years ended December 31 (in thousands):

	2018	2017
Balance, beginning of year	$207,521	$177,032
Additions	349,413	227,102
Amortization	(45,231)	(29,236)
Loans paid in full	(12,175)	(11,177)
Sales	(131,411)	(156,200)

Balance, end of year	$368,117	$207,521

Schedule of Analysis of Change in Fair Value

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at September 30, 2020 and December 31, 2019 (in thousands):

	At September 30, 2020	At December 31, 2019
Discount rate:
Effect on value—10% adverse change	$(47,034)	$(25,580)
Effect on value—20% adverse change	$(90,944)	$(49,397)
Prepayment speeds:
Effect on value—10% adverse change	$(70,924)	$(34,208)
Effect on value—20% adverse change	$(136,790)	$(65,745)
Cost of servicing:
Effect on value—10% adverse change	$(18,388)	$(8,880)
Effect on value—20% adverse change	$(36,776)	$(17,760)

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31 (in thousands):

	2019	2018
Discount rate:
Effect on value - 10% adverse change	$(25,580)	$(15,328)
Effect on value - 20% adverse change	$(49,397)	$(29,598)
Prepayment speeds:
Effect on value - 10% adverse change	$(34,208)	$(19,975)
Effect on value - 20% adverse change	$(65,745)	$(38,287)
Cost of servicing:
Effect on value - 10% adverse change	$(8,880)	$(6,213)
Effect on value - 20% adverse change	$(17,760)	$(12,426)

The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values as follows at December 31 (in thousands):

	2018	2017
Discount rate:
Effect on value—10% adverse change	$(15,328)	$(9,692)
Effect on value—20% adverse change	$(29,598)	$(18,715)
Prepayment speeds:
Effect on value—10% adverse change	$(19,975)	$(11,515)
Effect on value—20% adverse change	$(38,287)	$(22,153)
Cost of servicing:
Effect on value—10% adverse change	$(6,213)	$(4,080)
Effect on value—20% adverse change	$(12,426)	$(8,159)

Schedule of Expected Amortization of MSRs Recorded

The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2019. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon retention or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year Ending December 31,	Amounts
2020	$115,617
2021	99,369
2022	85,269
2023	73,042
2024	62,448
Thereafter	316,167

$751,912

The following table summarizes the Company’s estimated future MSR amortization expense (in thousands) based upon the existing MSR asset. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2018. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon acquisition or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year Ending December 31,	Amounts
2019	$60,957
2020	52,023
2021	44,298
2022	37,625
2023	31,866
Thereafter	141,348

$368,117

Mortgage Servicing Rights
Summary of Key Assumptions Used in Determining the Fair Value

The key unobservable inputs used in determining the fair value of the Company’s MSRs were as follows at September 30, 2020 and December 31, 2019:

	At September 30, 2020	At December 31, 2019
Discount rates	9.01% – 14.52%	9.0% – 14.5%
Annual prepayment speeds	8.1% – 39.5%	8.2% – 30.8%
Cost of servicing	$90 – $151	$90 – $138

The key unobservable inputs used in determining the fair value of the Company’s MSRs are as follows at December 31:

	2019	2018
Discount rates	9.0% - 14.5%	9.0% - 10.8%
Annual prepayment speeds	8.2% - 30.8%	8.6% - 24.7%
Cost of servicing	$90 - $138	$91 - $117

The key assumptions used in determining the fair value of the Company’s MSRs are as follows at December 31:

	2018	2017
Discount rates	9.0% to 10.8%	9.0% to 10.7%
Annual prepayment speeds	8.2% to 24.7%	8.6% to 22.4%
Cost of servicing	$91 to $117	$91 to $112